Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 17,302	$ 0
Remaining debt instruments fair value	0
Money market funds held	0
Trade accounts receivable	0	0
Allowance for doubtful accounts	0	$ 0
Impairments loss	$ 0
Milestones arrangement, categories description	Pieris aggregates milestones into four categories (i) research milestones, (ii) development milestones, (iii) commercial milestones and (iv) sales milestones.
Weighted average grant date fair value of options granted	$ 1.87	$ 1.30
Stock based compensation expense	$ 1,164,633	$ 571,382
Anti-dilutive securities excluded from computation of net income loss per share	2,600,000	0
Fair Value, Inputs, Level 1 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, Fair Value	$ 0	$ 4,800,000